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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RK Capital Management, LLC
                 -------------------------------
   Address:      3033 E. First Avenue, Suite 307,
                 -------------------------------
                 Denver, CO 80206
                 -------------------------------

Form 13F File Number: 028-12689
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Ammann
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (303) 394-0101
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Robert T. Ammann          Denver, Colorado    October 23, 2009
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 55
                                        --------------------

Form 13F Information Table Value Total: $125,483
                                        --------------------
                                            (thousands)

We omitted confidential information from this public form 13F report and filed it separately with the Securities and Exchange Commission requesting that the SEC grant our confidentiality request.

List of Other Included Managers: None.

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                           FORM 13F INFORMATION TABLE

                                       13F
                                     9/30/09

       Column 1       Column 2 Column 3 Column 4            Column 5            Column 6  Column 7         Column 8
--------------------- -------- -------- -------- ----------------------------- ---------- -------- ----------------------
                      Title of          Value (x Shares or PRN                 Investment  Other      Voting Authority
    Name of Issuer     Class     Cusip   1,000)      Amount    SH/PRN Put/Call Discretion Managers    Sole   Shared None
-------------------------------------------------------------------------------------------------------------------------
ACACIA RSRCH-TECHLGY  COM      00388130    1,445       165,918 SH              Sole                  165,918
ART TECHNOLOGY GROUP  COM      04289L10      898       232,525 SH              Sole                  232,525
AMER SCIENCE & ENGNR  COM      02942910    4,355        64,000 SH              Sole                   64,000
AEROVIRONMENT         COM      00807310    2,194        78,100 SH              Sole                   78,100
AVOCENT               COM      05389310    4,579       225,912 SH              Sole                  225,912
AXT                   COM      00246W10    2,686     1,398,748 SH              Sole                1,398,748
NATUS MEDICAL         COM      63905010    2,686       174,100 SH              Sole                  174,100
BALCHEM               COM      05766520    5,596       212,767 SH              Sole                  212,767
BALDOR ELECTRIC       COM      05774110    2,048        74,900 SH              Sole                   74,900
BLUEPHOENIX SOLUTNS   COM      M2015710      919       242,600 SH              Sole                  242,600
BIOVAIL               COM      09067J10    2,706       175,400 SH              Sole                  175,400
BRIGHTPOINT           COM      10947340    3,303       377,479 SH              Sole                  377,479
CKE RESTAURANTS       COM      12561E10    1,863       177,589 SH              Sole                  177,589
COMTECH TELECOMM      COM      20582620    1,634        49,200 SH              Sole                   49,200
CON-WAY               COM      20594410    1,176        30,700 SH              Sole                   30,700
AMERICA'S CAR-MART    COM      03062T10    2,984       124,600 SH              Sole                  124,600
COINSTAR              COM      19259P30    3,669       111,249 SH              Sole                  111,249
COLDWATER CREEK       COM      19306810    1,365       166,500 SH              Sole                  166,500
DYNAMEX               COM      26784F10    2,648       162,163 SH              Sole                  162,163
DG FASTCHANNEL        COM      23326R10    1,851        88,400 SH              Sole                   88,400
DELUXE                COM      24801910    2,183       127,643 SH              Sole                  127,643
ENNIS                 COM      29338910    1,390        86,157 SH              Sole                   86,157
ENTROPIC COMMUNICATI  COM      29384R10    1,307       477,092 SH              Sole                  477,092
ENERGYSOLUTIONS       COM      29275620    1,318       142,900 SH              Sole                  142,900
EXPONENT              COM      30214U10    1,472        52,260 SH              Sole                   52,260
GEO GROUP (THE)       COM      36159R10    3,334       165,300 SH              Sole                  165,300
GRAFTECH INT'L        COM      38431310    1,727       117,500 SH              Sole                  117,500
GSE SYSTEMS           COM      36227K10    1,834       294,898 SH              Sole                  294,898
HERITAGE-CRYSTAL CLE  COM      42726M10    1,221        95,774 SH              Sole                   95,774
HMS HLDGS             COM      40425J10    3,968       103,803 SH              Sole                  103,803
HARRIS STRATEX NTWRK  COM      41457P10    1,926       275,108 SH              Sole                  275,108
ICF INTERNATIONAL     COM      44925C10    3,805       125,500 SH              Sole                  125,500
II-VI                 COM      90210410    1,363        53,579 SH              Sole                   53,579
INSPIRE PHARM         COM      45773310    1,694       324,563 SH              Sole                  324,563
KING PHARMACEUTICALS  COM      49558210    3,459       321,200 SH              Sole                  321,200
KENSEY NASH           COM      49005710    1,911        66,000 SH              Sole                   66,000
MULTI-COLOR           COM      62538310    2,430       157,501 SH              Sole                  157,501
LINCARE HLDGS         COM      53279110    4,594       147,000 SH              Sole                  147,000
LIVEPERSON            COM      53814610    1,308       259,568 SH              Sole                  259,568
LSB INDUSTRIES        COM      50216010    1,049        67,400 SH              Sole                   67,400
MULTI-FINELINE ELECT  COM      62541B10    1,282        44,670 SH              Sole                   44,670
MIPS TECHNOLOGIES     COM      60456710    2,546       675,245 SH              Sole                  675,245
METTLER-TOLEDO INT'L  COM      59268810    3,397        37,500 SH              Sole                   37,500
MATRIX SERVICE        COM      57685310    1,700       156,400 SH              Sole                  156,400
NETSCOUT SYSTEMS      COM      64115T10    1,700       125,800 SH              Sole                  125,800
OPLINK COMMUNIC       COM      68375Q40    1,788       123,117 SH              Sole                  123,117
RPM INT'L             COM      74968510    2,093       113,200 SH              Sole                  113,200
SUPERIOR ENERGY       COM      86815710    2,719       120,758 SH              Sole                  120,758
TRANSACT TECH         COM      89291810    1,293       243,930 SH              Sole                  243,930
TEXAS ROADHOUSE       COM      88268110    1,008        94,900 SH              Sole                   94,900
TYLER TECHNOLOGIES    COM      90225210    1,760       103,000 SH              Sole                  103,000
UNITED ONLINE         COM      91126810    2,271       282,500 SH              Sole                  282,500
WABTEC                COM      92974010    2,454        65,400 SH              Sole                   65,400
WATERS                COM      94184810    3,720        66,600 SH              Sole                   66,600
WEB.COM GROUP         COM      94733A10    1,851       261,044 SH              Sole                  261,044

CONFIDENTIAL INFORMATION